Schedule of derivative financial liability (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Provisions
Derivative financial liability - current at beginning	£ 553	£ 1,559	£ 664
Warrants issued			997	1,148
Transfer to share premium on exercise of warrants		(70)	(499)
Gain recognised in finance income within the consolidated statement of comprehensive income	398	936	(397)	484
Derivative financial liability - current at ending	£ 155	£ 553	£ 1,559	£ 664